Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss)	€ (681)	€ 3,842	€ (1,667)
Other comprehensive income (loss):
Foreign currency translation adjustments	288	(144)	(374)
Provision for retirement indemnities	57	(238)	18
Comprehensive income (loss), net of tax	€ (336)	€ 3,460	€ (2,023)